Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021
Schedule Of Accounting Policies [Line Items]
Escrowed deposit		$ 75.0
Proceeds from release of escrow deposit	$ 75.0